Stock Based Compensation - Executive grants (Details) $ / shares in Units, $ in Thousands			9 Months Ended	12 Months Ended
	Apr. 30, 2019 Option	Apr. 29, 2019 Option $ / shares	Sep. 30, 2020 $ / shares	Dec. 31, 2019 USD ($) item shares	Dec. 31, 2018 USD ($)	Aug. 31, 2020 USD ($)	May 14, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options | $ / shares			$ 0.82
Compensation expense that will be recognized over the requisite service period						$ 23,500
Total stock-based compensation expense				$ 1,237	$ 6,680
Promissory Note [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Interest rate							0.58%
Executive Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of separate options to purchase shares of Class A common stock | Option	2	2
Executive Grants [Member] | Promissory Note [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding principal of promissory note				$ 3,800
Interest rate				2.55%
Maximum term of promissory note				9 years
Executive Grants [Member] | Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options | $ / shares		$ 0.32
Executive Grants [Member] | Class A common stock | Promissory Note [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock upon early exercise of stock options with promissory note (in shares) | shares				12,007,118
Scenario One [Member] | Executive Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense that will be recognized over the requisite service period				$ 1,700
Total stock-based compensation expense				$ 200
Scenario One [Member] | Executive Grants [Member] | Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period | shares				4,002,373
Vesting period				P4Y
Vesting percentage				0.021%
Scenario One [Member] | Executive Grants [Member] | Class A common stock | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				50.00%
Scenario One [Member] | Executive Grants [Member] | Class A common stock | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				100.00%
Scenario Two [Member] | Executive Grants [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market condition targets				$ 600,000
Scenario Two [Member] | Executive Grants [Member] | Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period | shares				8,004,745
Number of market condition targets related to the valuation of the Company | item				8
Compensation expense that will be recognized over the requisite service period				$ 900
Scenario Two [Member] | Executive Grants [Member] | Class A common stock | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market condition targets				$ 2,700,000